Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 15,763,073	$ 11,159,610
Restricted cash-bank balances held on behalf of customers		1,626,680	3,242,989
Securities owned, at fair value		16,835,069	11,104,047
Receivables from broker-dealers and clearing organizations		33,301,424	33,342,254
Short-term loans receivable			7,126,021
Other receivables		50,670	534,437
Prepaids, deposits and other		2,197,921	2,534,684
Total current assets		69,774,837	69,044,042
Long term investment		1,378,968	1,436,142
Fixed assets, net		12,952,716	13,786,344
Right-of-use assets		872,344	1,160,563
Other assets		8,646,071	1,207,293
Total Assets		93,624,936	86,634,384
Current Liabilities
Payables to customers		24,955,725	23,829,192
Payables to broker-dealers and clearing organizations		32,151,798	24,963,524
Accrued expenses and other payables		2,002,116	1,923,305
Embedded derivative liabilities		1,257,795	2,292,056
Short-term borrowings		109,376	110,000
Lease liability - current		606,430	601,531
Due to director		115,305	146,671
Total current liabilities		61,198,545	53,866,279
Lease liability - noncurrent		309,155	618,705
Convertible debentures		2,433,892	4,061,735
Warrant liabilities		202,500	675,000
Total Liabilities		64,144,092	59,221,719
Commitments and Contingencies
Stockholders’ Equity
Preferred shares, $0.0001 par value, 2,500,000,000 shares authorized Series A Convertible Preferred Shares - 345,000 shares authorized, stated value of $1,000 per share, nil shares issued and outstanding each at June 30, 2023 and December 31, 2022	[1]
Additional paid in capital		66,721,830	63,660,939
Accumulated deficit		(33,799,530)	(34,492,863)
Accumulated other comprehensive losses		(224,677)	(303,213)
Total LGHL shareholders’ equity		32,706,392	28,870,723
Non-controlling interest		(3,225,548)	(1,458,058)
Total shareholders’ equity		29,480,844	27,412,665
Total Liabilities and Shareholders’ Equity		93,624,936	86,634,384
Class A Ordinary Shares
Stockholders’ Equity
Ordinary shares	[1]	7,785	4,876
Class B Ordinary Shares
Stockholders’ Equity
Ordinary shares	[1]	$ 984	$ 984

[1]	The numbers of authorized shares have been retrospectively restated to reflect the increase approved by the Company’s 2023 Annual Meeting of Shareholders on October 6, 2023.